NATIXIS FUNDS TRUST II

October 6, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 2-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statement of Additional Information, each dated September 30, 2010, for the Loomis Sayles Multi-Asset Real Return Fund, a series of Natixis Funds Trust II, does not differ from those contained in Post-Effective Amendment No. 151 that was filed electronically on September 29, 2010.

Please direct any questions to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary